Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per Share
Earnings per Share

17.Earnings per Share

Net earnings per share is calculated using the weighted average common shares outstanding as follows:

	2022	2021
Net earnings attributable to shareholders of Fairfax	1,147.2	3,401.1
Preferred share dividends	(45.2)	(44.5)
Net earnings attributable to common shareholders – basic and diluted	1,102.0	3,356.6

Weighted average common shares outstanding – basic	23,637,824	25,953,114
Share-based payment awards	1,702,599	1,503,931
Weighted average common shares outstanding – diluted	25,340,423	27,457,045

Net earnings per common share – basic	$46.62	$129.33
Net earnings per common share – diluted	$43.49	$122.25